Management of Financial Risk	12 Months Ended
Dec. 31, 2020
Management of Financial Risk [abstract]
Management of Financial Risk

31. Management of Financial Risk

The Board of Directors has overall responsibility for the establishment and oversight of the Company’s risk management framework and reviews the Company’s policies on an ongoing basis.

The Company is exposed to certain financial risks, including credit risk, liquidity risk, currency risk, metal price risk, and interest rate risk.

(a) Credit Risk

Credit risk is the risk of an unexpected loss if a customer or third party to a financial instrument fails to meet its contractual obligations. All our trade accounts receivables from concentrate sales are held with large international metals trading companies.

The Company’s cash and cash equivalents and short-term investments are held through large financial institutions.

These investments mature at various dates within one year.

The Company’s maximum exposure to credit risk as at December 31, 2020 and 2019 is as follows:

	December 31,	December 31,
(Expressed in $ millions)	2020	2019
Cash and cash equivalents	$131,898	$83,404
Accounts receivable and other assets	76,555	47,707
Income tax receivable	-	2,553
Other non-current receivables	5,495	40,744
	$213,948	$174,408

The carrying amount of financial assets recorded in the financial statements represents the Company’s maximum exposure to credit risk. We limit our exposure to counterparty credit risk on cash and term deposits by only dealing with financial institutions with high credit ratings and through our investment policy of purchasing only instruments with a high credit rating. Almost all of our concentrate are sold to large well-known concentrate buyers.

(a)	Liquidity Risk

Liquidity risk is the risk that we will not be able to meet our financial obligations as they come due. We manage our liquidity risk by continually monitoring forecasted and actual cash flows. We have in place a planning and budgeting process to help determine the funds required to support our normal operating requirements and our development plans. We aim to maintain sufficient liquidity to meet our short term business requirements, taking into account our anticipated cash flows from operations, our holdings of cash and cash equivalents, and our committed and anticipated liabilities.

The Company manages its liquidity risk by continuously monitoring forecasted and actual cashflows.  A rigorous reporting, planning and budgeting process are in place to help facilitate forecasting funding requirements, to support operations on an ongoing basis and expansion plans, if any.

As at December 31, 2020, the Company expects the following maturities of its financial liabilities, lease obligations, and other contractual commitments, excluding payments relating to interest:

	Expected payments due by year as at December 31, 2020
	Less than			After
	1 year	1 - 3 years	4 - 5 years	5 years	Total
Trade and other payables	$65,275	$-	$-	$-	$65,275
Debt	-	120,000	46,000	-	166,000
Income taxes payable	23,808	-	-	-	23,808
Lease obligations	7,367	6,166	4,043	14,127	31,703
Other liabilities	-	2,523	-	-	2,523
Capital commitments, Lindero [1]	558	-	-	-	558
Closure and reclamation provisions	433	5,444	10,692	23,781	40,350
	$97,441	$134,133	$60,735	$37,908	$330,217

	Expected payments due by year as at December 31, 2019
	Less than			After
	1 year	1 - 3 years	4 - 5 years	5 years	Total
Trade and other payables	$65,286	$-	$-	$-	$65,286
Debt	-	110,000	46,000	-	156,000
Income tax payable	12,400	-	-	-	12,400
Lease obligations	9,313	9,424	4,097	14,958	37,792
Other liabilities	-	499	-	-	499
Capital commitments, Lindero	24,467	-	-	-	24,467
Provisions	2,699	7,565	1,846	21,255	33,365
	$114,165	$127,488	$51,943	$36,213	$329,809

Operating leases includes leases for office premises, computer equipment and other equipment used in the normal course of business.

(b)	Currency risk

The functional and reporting currency for all entities within the consolidated group is the US dollar. We are exposed to fluctuations in foreign exchange rates as a portion of our expenses are incurred in Canadian dollars, Peruvian soles, Argentine peso and Mexican peso. A significant change in the foreign exchange rates between the United States dollar relative to the other currencies could have a material effect on the Company’s profit or loss, financial position, or cash flows. We have not hedged our exposure to foreign currency fluctuations.

As at December 31, 2020 and 2019, the Company was exposed to currency risk through the following assets and liabilities denominated in foreign currencies:

	December 31, 2020
(In millions of local currency)	Canadian Dollars	Peruvian Soles	Mexican Pesos	Argentine Pesos
Cash and cash equivalents	1,402	9,658	3,117	2,326
Marketable securities	1,348	-	-	-
Trade and VAT receivables	53	3,563	108,569	3,281,760
Income tax receivable	-	6,915	-	-
VAT - long term receivable	-	-	67,542	-
Trade and other payables	(17,838)	(28,046)	(311,747)	(764,331)
Due to related parties	(12)	-	-	-
Provisions, current	-	100	(4,871)	(77,549)
Income tax payable	-	(275)	(297,083)	-
Other liabilities	(207)	-	(5,160)	-
Provisions, non current	-	(754)	(67,102)	-
Total foreign currency exposure	(15,254)	(8,839)	(506,735)	2,442,206
US$ equivalent of foreign currency exposure	(11,981)	(2,439)	(25,402)	29,091

	December 31, 2019
(In millions of local currency)	Canadian Dollars	Peruvian Soles	Mexican Pesos	Argentine Pesos
Cash and cash equivalents	626	2,293	13,103	11,762
Trade and other receivables	310	1,827	3,972	117,539
Income tax receivable	-	8,451	-	-
Investments in associates	1,373	-	-	-
VAT - long term receivable	-	-	10,715	2,039,929
Trade and other payables	(8,549)	(19,385)	(214,679)	(1,454,444)
Due to related parties	(18)	-	-	-
Provisions, current	-	-	(3,942)	-
Income tax payable	-	-	(161,900)	-
Other liabilities	-	-	(4,217)	-
Provisions, non current	-	-	(87,459)	-
Total foreign currency exposure	(6,258)	(6,814)	(444,407)	714,786
US$ equivalent of foreign currency exposure	(4,818)	(2,054)	(23,582)	11,815

Sensitivity as to change in foreign currency exchange rates on our foreign currency exposure as at December 31, 2020 is provided below:

		Effect on foreign
		denominated
Currency	Change	items
Mexican Peso	+/- 10%	$2,309
Peruvian Soles	+/- 10%	$222
Argentinian Peso	+/- 10%	$2,645
Canadian Dollar	+/- 10%	$1,089

Due to the volatility of the exchange rate for Argentine Peso, the Company is applying additional measures in cash management to minimize potential losses arising from the conversion of funds. As discussed in note 31, with the capital controls in effect when the Company commences production at the Lindero Mine, the Company will be required to convert the equivalent value of foreign currency received from the proceeds of the sale of all gold doré from the Lindero Mine.

(c)	Metal Price Risk

The Company is exposed to metal price risk with respect to the sales of silver, gold, lead, and zinc concentrates. The following table summarizes the effect on provisionally priced sales and accounts receivables of a 10% change in metal prices from the prices used at December 31, 2020:

Metal	Change	Effect on Sales
Silver	+/- 10%	$1,338
Gold	+/- 10%	$561
Lead	+/- 10%	$195
Zinc	+/- 10%	$253

During the year ended December 31, 2020, the Company recognized positive sales adjustments of $3,307
(December 31, 2019 –  $368) as a result of changes in metal prices on the final settlement or during the quotational period.

From time to time, the Company mitigates the price risk associated with its base metal production by entering into forward sale and collar contracts for some of its forecasted base metal production and non-metal commodities.

During December 2020, the Company entered into the following contracts:

●zero-cost collar for 12,300 tonnes of zinc with a floor price of $2,600 per tonne and a cap of $2,900 per tonne, maturing monthly from January 1, 2021 to December 31, 2021;

●zero-cost collar for 720,000 gallons of heating oil with a floor price of $1.40 per gallon and a cap of $1.6150 per gallon, maturing monthly from January 1, 2021 to December 31, 2021;

●zero-cost collar for 1,680,000 gallons of jet fuel with a floor price of $1.30 per gallon and a cap of $1.4775 per gallon, maturing monthly from January 1, 2021 to December 31, 2021;

●forward- swap for 720,000 gallons of heating oil with a price of $1.52 per gallon, maturing monthly from January 1, 2022 to December 31, 2022; and

●forward- swap for 1,680,000 gallons of jet fuel with a price of $1.438 per gallon, maturing monthly from January 1, 2022 to December 31, 2022.

On February 11, 2021, the Company entered into a zero-cost collar for 6,237 tonnes of lead with a floor price of $2,000 per tonne and a cap of $2,125 per tonne, maturing monthly from February 1, 2021 to December 31, 2022.

(d)	Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Currently, the Company’s interest rate exposure mainly relates to interest earned on its cash, cash equivalent, and short-term investment balances, interest paid on its LIBOR-based debt, and the mark-to-market value of derivative instruments which depend on interest rates. The Company has entered into an interest rate swap for the $40,000 non-revolving credit facility to mitigate the interest rate risk on its debt.

(e)	Capital Management

The Company’s objective when managing its capital is to maintain its ability to continue as a going concern while at the same time maximizing the growth of its business and providing returns to its shareholders. The Company manages its capital structure and makes adjustments based on changes to its economic environment and the risk characteristics of the Company’s assets.

Effective December 23, 2019, changes to Argentina’s tax laws proposed by the new Argentine Government were implemented. The changes ratified and extended legislation which was to expire on December 31, 2019 and allow the Argentine Central Bank to regulate funds coming into and flowing out of Argentina in order to maintain stability and support the economic recovery of the country. These capital controls are in effect until December 31, 2025 and have the effect of: requiring exporters to convert the equivalent value of foreign currency received from the export into Argentine Pesos; requiring the prior consent of the Argentine Central Bank to the payment of cash dividends and distributions of currency out of Argentina; requiring Argentine companies to convert foreign currency loans received from abroad into Argentine Pesos; and restricting the sale of Argentine Pesos for foreign currency.

The Company’s capital requirement is effectively managed based on the Company having a thorough reporting, planning and forecasting process to help identify the funds required to ensure the Company is able to meet its operating and growth objectives.

The Company’s capital structure consists of equity comprising of share capital, reserves and retained earnings as well as debt facilities, equipment financing obligations less cash, cash equivalents and short-term investments.

	December 31,	December 31,
	2020	2019
Equity	$725,770	$635,426
Debt	158,616	146,535
Lease obligations	19,497	23,879
Less: cash and cash equivalents	(131,898)	(83,404)
	$771,985	$722,436

As discussed above, the Company operates in Argentina where the new Argentine government has ratified and extended legislation to December 31, 2025 to allow the Argentine Central Bank to regulate funds coming into and flowing out of Argentina. Other than the restrictions related to these capital controls and complying with the debt covenants under the credit facilities, the Company is not subject to any externally imposed capital requirements. As at December 31, 2020 and 2019, the Company was in compliance with its debt covenants.